Net Investment in Sales-type Leases (Schedule of Future Minimum Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Net Investment in Sales-type Leases [Abstract]
2015	$ 9,325
2016	6,960
2017	5,031
2018	2,752
2019 and thereafter	862
Capital Leases Future Minimum Payments Receivable	$ 24,930